Finance receivables, net (Details Textual) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses	¥ 134,169	¥ 22,486	¥ 0
Financial Institutions [Member]
Pledged Assets, Not Separately Reported, Finance Receivables	12,200,000	2,180,000
Securitization Vehicles [Member]
Pledged Assets, Not Separately Reported, Finance Receivables	10,440,000	5,120,000
Financing Receivable [Member]
Finance Receivables Due From Related Parties	¥ 121,000	¥ 680,800